Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue for the period.
Schedule of revenue by type, collaboration partner, and product under agreements.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
(DKK million)
Revenue by type:
Royalties	4,569	3,478	7,673	5,886
Reimbursement revenue	289	228	569	483
Milestone revenue	—	351	343	455
Collaboration revenue	113	73	206	140
Net product sales	431	39	754	39
Total	5,402	4,169	9,545	7,003

Revenue by collaboration partner:
Janssen	3,844	2,974	6,323	5,054
Roche	161	170	342	336
Novartis	558	337	999	606
BioNTech	259	216	509	446
Pfizer	137	85	256	174
AbbVie	12	348	362	348
Total*	4,971	4,130	8,791	6,964

Royalties by product:
DARZALEX	3,731	2,923	6,113	4,855
Kesimpta	553	334	990	600
TEPEZZA	161	170	342	336
Other**	124	51	228	95
Total	4,569	3,478	7,673	5,886